Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes receivable (net of reserves) related to vacation ownership loans

	December 31,
	2011	2010
Vacation ownership loans – securitized	$510	$467
Vacation ownership loans – unsecuritized	113	152

	623	619
Less: current portion
Vacation ownership loans – securitized	(64)	(59)
Vacation ownership loans – unsecuritized	(20)	(20)

	$539	$540

Interest income related to VOI notes receivable

	Year Ended December 31,
	2011	2010	2009
Vacation ownership loans – securitized	$64	$66	$—
Vacation ownership loans – unsecuritized	21	21	48

	$85	$87	$48

Future maturities of gross VOI notes receivable and interest rates

The following tables present future maturities of gross VOI notes receivable (in millions) and interest rates:

	Securitized	Unsecuritized	Total
2012	$73	$29	$102
2013	77	14	91
2014	79	12	91
2015	78	14	92
Thereafter	283	100	383

Balance at December 31, 2011	$590	$169	$759

Weighted Average Interest Rates	12.84%	11.89%	12.58%

Range of interest rates	5 to 17%	5 to 17%	5 to 17%

Loan loss reserve

	Securitized	Unsecuritized	Total
Balance at December 31, 2008	$—	$91	$91
Provisions for loan losses	—	64	64
Write-offs	—	(61)	(61)

Balance at December 31, 2009	—	94	94
Provisions for loan losses	14	32	46
Write-offs	—	(52)	(52)
Adoption of ASU No. 2009-17	77	(4)	73
Other	(9)	9	—

Balance at December 31, 2010	82	79	161
Provisions for loan losses	2	27	29
Write-offs	—	(54)	(54)
Other	(4)	4	—

Balance at December 31, 2011	$80	$56	$136

Past due balances of VOI notes receivable by credit quality indicators

	30-59 Days	60-89 Days	>90 Days	Total Past		Total
	Past Due	Past Due	Past Due	Due	Current	Receivables
As of December 31, 2011:
Sheraton	$5	$3	$26	$34	$321	$355
Westin	3	2	17	22	345	367
Other	1	1	4	6	31	37

	$9	$6	$47	$62	$697	$759

As of December 31, 2010:
Sheraton	$6	$4	$30	$40	$314	$354
Westin	5	3	33	41	342	383
Other	1	1	4	6	37	43

	$12	$8	$67	$87	$693	$780